ORIX Corporation Shareholders' Equity (Changes in Number of Shares Issued) (Detail) - shares	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Uncategorized [Abstract]
Beginning balance	1,258,277,087	1,285,724,480	1,324,629,128
Cancellation of treasury stock	(23,427,745)	(27,447,393)	(38,904,648)
Ending balance	1,234,849,342	1,258,277,087	1,285,724,480